VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017		Sep. 30, 2017
Variable Interest Entity [Line Items]
Restricted cash	$ 708	$ 770	[1]
Financing receivables, net	18,366	19,795	[1]	$ 19,133
Total Assets	45,212	48,298	[1]
Debt	23,999	25,895	[1]
Total Liabilities	40,436	44,041	[1]
Variable interest entities
Variable Interest Entity [Line Items]
Restricted cash	662	734
Financing receivables, net	9,756	10,404
Total Assets	10,418	11,138
Debt	9,647	10,464
Total Liabilities	$ 9,647	$ 10,464

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).